Property, Plant And Equipment And Energy Infrastructure Assets	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Property, Plant And Equipment And Energy Infrastructure Assets
NOTE 11. PROPERTY, PLANT AND EQUIPMENT AND ENERGY INFRASTRUCTURE ASSETS
A reconciliation of the changes in the carrying amount of PP&E and EI assets were as follows:

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Energy infrastructure assets
Cost
December 31, 2022	$23,559	$151,400	$90,698	$4,585	$270,242	$1,529,166
Additions	-	376	2,402	19,040	21,818	121,160
Reclassification	120	2,985	13,340	(17,519)	(1,074)	-
Disposals	(612)	(7,979)	(17,128)	-	(25,719)	(96,788)
Reclassified to assets held for sale (Note 10)	-	(5,880)	(2,331)	-	(8,211)	-
Currency translation effects	(421)	(3,990)	(4,787)	2,758	(6,440)	(42,815)
December 31, 2023	$22,646	$136,912	$82,194	$8,864	$250,616	$1,510,723
Accumulated depreciation
December 31, 2022	$-	$(58,666)	$(59,071)	$-	$(117,737)	$(291,616)
Depreciation charge	-	(9,901)	(16,965)	-	(26,866)	(171,932)
Impairment	-	-	-	-	-	(1,726)
Disposals	-	4,774	11,285	-	16,059	73,393
Reclassified to assets held for sale (Note 10)	-	5,880	2,331	-	8,211	-
Currency translation effects	-	2,176	4,013	-	6,189	24,826
December 31, 2023	$-	$(55,737)	$(58,407)	$-	$(114,144)	$(367,055)
Net book value –
December 31, 2023	$22,646	$81,175	$23,787	$8,864	$136,472	$1,143,668

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Energy infrastructure assets 1
Cost
December 31, 2021	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734
Acquisition (Note 6)	4,237	31,864	22,952	1,342	60,395	568,550
Additions	-	6	2,001	6,036	8,043	107,797
Reclassification	-	885	4,022	(5,314)	(407)	-
Disposals	(6)	(1,100)	(1,925)	-	(3,031)	(23,233)
Currency translation effects	917	5,724	(844)	(547)	5,250	36,318
December 31, 2022	$23,559	$151,400	$90,698	$4,585	$270,242	$1,529,166
Accumulated depreciation
December 31, 2021	$-	$(50,087)	$(53,491)	$-	$(103,578)	$(229,406)
Depreciation charge	-	(7,205)	(8,352)	-	(15,557)	(83,289)
Impairment	-	-	-	-	-	(1,233)
Disposals	-	987	1,827	-	2,814	9,671
Currency translation effects	-	(2,361)	945	-	(1,416)	12,641
December 31, 2022	$-	$(58,666)	$(59,071)	$-	$(117,737)	$(291,616)
Net book value –
December 31, 2022	$23,559	$92,734	$31,627	$4,585	$152,505	$1,237,550
1
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
Depreciation of PP&E and EI assets included in net loss for the year ended December 31, 2023, was $199 million (December 31, 2022 –$99 million), of which $183 million was included in COGS (December 31, 2022 – $95 million) and $16 million was included in SG&A (December 31, 2022 – $4 million).
Impairment of EI assets included in earnings for the year ended December 31, 2023, was $2 million (December 31, 2022 – $1 million).